Stock Options (Details) - $ / shares		12 Months Ended
		Aug. 31, 2020		Aug. 31, 2019
Quantity		4,848,000	[1]	2,048,000
Exercise price		$ 0.39		$ 1.00
Life (Years)		5 years
Stock Options 1
Quantity		1,000,000		390,000	[2]
Exercise price		$ 0.55		$ 1.27
Life (Years)		5 years		5 years
Stock Options 2
Quantity		60,000		240,000	[2]
Exercise price		$ 0.43		$ 1.06
Life (Years)		5 years		5 years
Stock Options 3
Quantity		550,000		30,000	[2]
Exercise price		$ 0.47		$ 1.16
Life (Years)		5 years		5 years
Stock Options 4
Quantity		2,538,000		350,000
Exercise price		$ 0.32		$ 0.99
Life (Years)		5 years		5 years
Stock Options 5
Quantity		700,000		440,000	[2]
Exercise price		$ 0.34		$ 0.99
Life (Years)		5 years		5 years
Stock Options 6
Quantity	[2]			48,000
Exercise price				$ 0.96
Life (Years)				5 years
Stock Options 7
Quantity				100,000
Exercise price				$ 0.81
Life (Years)				5 years
Stock Options 8
Quantity	[2]			450,000
Exercise price				$ 0.81
Life (Years)				5 years

[1]	3,962,000 have vested as at August 31, 2020, and 886,000 remain subject to vesting provisions.
[2]	Options granted vest over a period of three years